ING LIFE INSURANCE AND ANNUITY COMPANY
and its
Variable Annuity Account C
ING express Variable Annuity
Supplement dated September 24, 2007 to the Contract Prospectus dated April 30, 2007, as amended

This information in this supplement updates and amends certain information contained in your variable annuity Contract Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

Effective September 17, 2007, the contract is no longer available for new issue as a tax deferred annuity under Tax Code section 403(b).

X.129091-07B	September 2007